Shares	12 Months Ended
Dec. 31, 2021
Shares
Shares

Note 15. Shares

Since March 2018 SEKETT AB is a wholly owned, non-active, subsidiary to AB Svensk Exportkredit with a share capital of Skr 50 thousand.

Shares in subsidiaries	December 31, 2021		December 31, 2020
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50